AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.5%			STERIS PLC	24,672	$3,564,857
Consumer Discretionary - 15.3%			West Pharmaceutical Services, Inc.	27,406	3,886,719
BJ's Restaurants, Inc. [1]	47,175	$1,832,277	Total Health Care		24,009,338
Burlington Stores, Inc. *	13,313	2,660,204	Industrials - 16.6%
Carter's, Inc. [1]	21,480	1,959,191	Exponent, Inc.	61,038	4,266,556
Cavco Industries, Inc. *	15,036	2,888,265	Gardner Denver Holdings, Inc.*,1	94,464	2,672,386
Dorman Products, Inc. *,1	31,430	2,499,942	Gibraltar Industries, Inc. *	23,636	1,085,838
Five Below, Inc. *	26,244	3,309,368	Graco, Inc.	41,191	1,896,434
Grand Canyon Education, Inc. *	17,229	1,691,888	Hexcel Corp.	34,095	2,800,222
Lithia Motors, Inc. , Class A [1]	16,648	2,203,862	The Middleby Corp. *,1	16,594	1,939,839
Polaris, Inc.	25,647	2,257,192	Nordson Corp.	19,008	2,780,110
Pool Corp.	10,735	2,165,250	RBC Bearings, Inc.*	21,890	3,631,770
Texas Roadhouse, Inc.	42,456	2,229,789	Ritchie Bros. Auctioneers, Inc. (Canada)	59,714	2,382,589
Vail Resorts, Inc.	10,555	2,401,896	Schneider National, Inc., Class B	70,307	1,527,068
Total Consumer Discretionary		28,099,124	The Toro Co.	48,143	3,528,882
Consumer Staples - 1.1%			Wabtec Corp.[1]	29,382	2,111,390
BJ's Wholesale Club Holdings, Inc. *	77,995	2,017,731	Total Industrials		30,623,084
Energy - 2.4%			Information Technology - 17.6%
Dril-Quip, Inc. *,1	13,141	659,416	Booz Allen Hamilton Holding Corp.	63,316	4,496,702
Matador Resources Co. *,1	89,561	1,480,443	Cognex Corp.	59,444	2,920,484
Parsley Energy, Inc., Class A	131,100	2,202,480	Entegris, Inc.	46,900	2,207,114
Total Energy		4,342,339	Envestnet, Inc.*,1	31,745	1,799,942
Financials - 12.5%			EPAM Systems, Inc.*	10,238	1,866,592
Artisan Partners Asset Management, Inc. , Class A	28,836	814,329	Gartner, Inc.*	26,086	3,730,037
Atlantic Union Bankshares Corp. [1]	50,129	1,867,055	Power Integrations, Inc.	15,473	1,399,223
Glacier Bancorp, Inc.	42,344	1,713,238	Rapid7, Inc.*	46,270	2,100,195
James River Group Holdings, Ltd. (Bermuda)	44,212	2,265,423	Silicon Laboratories, Inc. *	20,266	2,256,619
MarketAxess Holdings, Inc.	12,029	3,939,497	SS&C Technologies Holdings, Inc.	56,132	2,894,727
Pinnacle Financial Partners, Inc.	43,314	2,458,069	Tyler Technologies, Inc. *	8,571	2,249,888
Signature Bank	20,807	2,480,611	Zebra Technologies Corp., Class A*	21,918	4,523,218
TCF Financial Corp.	46,784	1,781,067	Total Information Technology		32,444,741
Webster Financial Corp.	56,453	2,645,952	Materials - 6.2%
Western Alliance Bancorp.	66,877	3,081,692	AptarGroup, Inc.	14,021	1,660,787
Total Financials		23,046,933	Berry Global Group, Inc. *	40,013	1,571,311
Health Care - 13.0%			Eagle Materials, Inc.	21,358	1,922,434
Acadia Healthcare Co., Inc. *,1	51,093	1,587,970	Quaker Chemical Corp.	15,751	2,490,863
Bio-Rad Laboratories, Inc. , Class A *	8,168	2,717,820	RPM International, Inc.	55,517	3,820,125
Catalent, Inc.*	58,265	2,776,910	Total Materials		11,465,520
ICU Medical, Inc. *,1	12,170	1,942,332	Real Estate - 9.3%
Insulet Corp.*,1	10,050	1,657,547	American Campus Communities, Inc. , REIT	65,991	3,172,847
Jazz Pharmaceuticals PLC (Ireland) *	15,048	1,928,251	CoreSite Realty Corp., REIT	17,276	2,105,081
Neurocrine Biosciences, Inc. *	23,875	2,151,376	Easterly Government Properties, Inc. , REIT	109,535	2,333,096
Premier, Inc. , Class A *	62,087	1,795,556	Mid-America Apartment Communities, Inc. , REIT	15,949	2,073,529

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares		Value
Real Estate - 9.3% (continued)			Total Investments - 100.0%
Physicians Realty Trust, REIT	112,695	$2,000,336	(Cost $171,768,736)			$184,201,858
			Other Assets, less Liabilities - (0.0)% #			(48,522)
Summit Hotel Properties, Inc. , REIT [1]	166,598	1,932,537
Sun Communities, Inc. , REIT	24,327	3,611,343	Net Assets - 100.0%			$184,153,336
Total Real Estate		17,228,769
Utilities - 2.5%
OGE Energy Corp.	48,572	2,204,197
Portland General Electric Co.	41,505	2,339,637
Total Utilities		4,543,834
Total Common Stocks
(Cost $165,388,291)		177,821,413
Short-Term Investments - 3.5%
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund,
Institutional Shares, 1.85% [2]	2,105,548	2,105,548
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
1.90%[2]	2,105,546	2,105,546
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.87% [2]	2,169,351	2,169,351
Total Short-Term Investments
(Cost $6,380,445)		6,380,445

* Non-income producing security.			[2] Yield shown represents the September 30, 2019, seven day average yield, which refers
# Less than 0.05%.			to the sum of the previous seven days' dividends paid, expressed as an annual
[1] Some of these securities, amounting to $17,104,005 or 9.3% of net assets, were out on			percentage.
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.			REIT Real Estate Investment Trust
See below for more information.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
			Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †			$177,821,413	—	—	$177,821,413
Short-Term Investments
Other Investment Companies			6,380,445	—	—	6,380,445
Total Investments in Securities			$184,201,858	—	—	$184,201,858

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$17,104,005	—	$17,318,531	$17,318,531

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/15/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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